COMMITMENTS AND CONTINGENCIES Litigation and Contingencies (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Loss Contingencies [Line Items]
Litigation Settlement, Expense	$ 25	$ 0	$ 0